T. ROWE PRICE Retirement 2025 Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 38 .1%
T. Rowe Price Funds:
New Income Fund  1,744,333 16,201 168,054 186,062,335 1,562,923
Limited Duration Inflation
Focused Bond Fund  1,105,005 23,806 222,455 174,377,172 894,555
International Bond Fund (USD
Hedged)  605,943 7,846 30,772 63,638,847 568,295
U.S. Treasury Long-Term Index
Fund  418,354 45,944 13,488 49,164,144 435,103
Dynamic Global Bond Fund  485,873 3,945 57,487 44,167,357 435,048
Emerging Markets Bond Fund  345,986 37,542 6,400 41,685,057 352,239
High Yield Fund  333,717 13,785 7,441 56,884,142 323,671
Floating Rate Fund  253,661 3,151 64,749 21,408,868 196,105
Total Bond Mutual Funds (Cost $ 5,302,137 ) 4,767,939
EQUITY MUTUAL FUNDS 58 .5%
T. Rowe Price Funds:
Value Fund  1,584,623 25 200,835 31,350,261 1,307,933
Growth Stock Fund (2) 1,040,505 203,024 34,023 16,533,699 1,195,221
Equity Index 500 Fund  959,238 31,632 86,963 7,297,516 760,693
Overseas Stock Fund  659,075 28,512 20,308 55,541,252 590,404
International Value Equity Fund  686,880 10 86,642 39,743,182 519,841
International Stock Fund  562,837 2,010 27,013 30,751,544 501,558
Real Assets Fund  343,298 56,729 11,550 25,990,212 350,088
Mid-Cap Growth Fund (2) 317,034 6 6,164 3,285,212 302,305
Mid-Cap Value Fund  331,587 5 22,201 9,004,818 282,751
U.S. Large-Cap Core Fund  169,968 110,956 4,731 8,857,498 271,039
U.S. Equity Research Fund  243,764 36,505 3,439 7,082,764 267,374
Emerging Markets Discovery
Stock Fund  250,442 1,005 2,433 18,577,138 233,329
Emerging Markets Stock Fund  245,653 4 15,007 5,946,194 212,636
Small-Cap Stock Fund  230,556 4 16,614 3,768,393 211,181
Small-Cap Value Fund  251,642 3 45,887 3,589,076 190,867
New Horizons Fund (2) 128,260 3 7,459 2,475,720 133,045
Total Equity Mutual Funds (Cost $ 5,435,014 ) 7,330,265
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  1,921 211,577 211,961 15,450 1,546
Total Other Mutual Funds (Cost $ 1,532 ) 1,546
T. ROWE PRICE Retirement 2025 Fund

T. ROWE PRICE Retirement 2025 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .4%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
2.40% (3) 301,906 639,298 514,645 426,558,535 426,559
Total Short-Term Investments (Cost $ 426,559 ) 426,559
Total Investments in Securities 100.0%
(Cost $11,165,242) $ 12,526,309
Other Assets Less Liabilities (0.0)% (5,723)
Net Assets 100.0% $ 12,520,586
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2025 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 23 MSCI EAFE Index contracts 9/22 (2,101) $ 30
Short, 353 Russell 2000 E-Mini Index contracts 9/22 (32,557) (1,775)
Long, 252 S&P 500 E-Mini Index contracts 9/22 49,852 1,834
Short, 138 U.S. Treasury Notes five year contracts 12/22 (15,294) 52
Net payments (receipts) of variation margin to date (309)
Variation margin receivable (payable) on open futures contracts $ (168)

T. ROWE PRICE Retirement 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (577) $ 2,717 $ 3,937
Emerging Markets Bond Fund  (689) (24,889) 5,735
Emerging Markets Discovery Stock Fund  188 (15,685) —
Emerging Markets Stock Fund  2,930 (18,014) —
Equity Index 500 Fund  107,428 (143,214) 3,617
Floating Rate Fund  (4,913) 4,042 3,147
Growth Stock Fund  (703) (14,285) —
High Yield Fund  (538) (16,390) 5,279
International Bond Fund (USD Hedged)  (2,858) (14,722) 3,835
International Stock Fund  (2,431) (36,276) —
International Value Equity Fund  268 (80,407) —
Limited Duration Inflation Focused Bond Fund  (5,968) (11,801) —
Mid-Cap Growth Fund  334 (8,571) —
Mid-Cap Value Fund  3,516 (26,640) —
New Horizons Fund  (1,247) 12,241 —
New Income Fund  (18,470) (29,557) 11,171
Overseas Stock Fund  3,909 (76,875) —
Real Assets Fund  184 (38,389) —
Small-Cap Stock Fund  2,004 (2,765) —
Small-Cap Value Fund  9,181 (14,891) —
Transition Fund  971 9 101
U.S. Equity Research Fund  (99) (9,456) —
U.S. Large-Cap Core Fund  (63) (5,154) —
U.S. Treasury Long-Term Index Fund  (2,318) (15,707) 3,145
Value Fund  692 (75,880) —
U.S. Treasury Money Fund, 2.40% — — 1,427
Totals $ 90,731 # $ (660,559) $ 41,394 +
# Capital gain distributions from underlying Price funds represented $1,176 of the net realized gain (loss).
+ Investment income comprised $41,394 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2025 Fund  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2025 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on

T. ROWE PRICE Retirement 2025 Fund

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F157-054Q1 08/22